Equity Incentive Plan	12 Months Ended
Dec. 31, 2014
Equity Incentive Plan [Abstract]
Equity Incentive Plan
14.      Equity Incentive Plan:
On March 21, 2013, the Company's Board of Directors adopted the 2013 Equity Incentive Plan and reserved for issuance 240,000 common shares thereunder. The Plan is designed to provide certain key persons, whose initiative and efforts are deemed to be important to the successful conduct of the business of the Company with incentives to enter into and remain in the service of the Company, acquire an interest in the success of the Company, maximize their performance and enhance the long-term performance of the Company. As of December 31, 2014, all of the respective shares have been granted and vested.
On March 21, 2013, 239,333 restricted common shares were granted to certain directors, officers, employees of the Company, the respective shares were issued on September 11, 2013, and vested on March 21, 2014. Additionally, on March 21, 2013, 12,000 restricted common shares were granted to a Company's former director, the respective shares vested immediately and were issued on June 27, 2013. The fair value of each share was $6.46 and was determined by reference to the closing price of the Company's common stock on the grant date.
On February 20, 2014, the Company's Board of Directors adopted the 2014 Equity Incentive Plan (the “2014 Plan”) and reserved for issuance 430,000 common shares thereunder. The terms and conditions of the 2014 Plan are substantially similar to the terms and conditions of Company's previous equity incentive plans.
On February 20, 2014, 394,167 restricted common shares were granted to certain directors, officers and employees of the Company, which will vest on March 20, 2015. Additionally, on February 20, 2014, 8,000 restricted common shares were granted to certain directors of the Company, which vested immediately. The fair value of each share was $10.86, based on the closing price of the Company's common shares on the grant date. The shares were issued in May 2014 along with 9,333 common shares to the Company's former Chief Executive Officer, representing the first installment of his minimum guaranteed incentive award in accordance with his consultancy agreement (Note 3).
On August 4, 2014, the Company issued an aggregate of 168,842 common shares to its former Chief Executive Officer and current Non-Executive Chairman, in accordance with the terms of an agreement to terminate his consultancy agreement, effective July 31, 2014 (Note 3). The fair value of each share was $10.71, based on the closing price of the Company's common stock on the grant date, the date of the release agreement. In addition, as a result of the termination agreement, the second and the third installments of his minimum guaranteed incentive award under his consultancy agreement of 9,333 and 9,333, which would vest on May 3, 2015 and 2016, respectively, were cancelled.
On July 11, 2014, 15,000 common shares were granted to two of the Company's directors and vested on the same date. The Company plans to issue the respective shares in 2015. The fair value of each share was $12.03, based on the closing price of the Company's common shares on the grant date.
Vesting of all non-vested shares is conditional upon the grantee's continued service as an employee of the Company or as a director until the applicable vesting date. The grantee does not have the right to use such non-vested shares for voting until these shares vest or exercise any right as a shareholder of these shares. The issued and non-vested shares, however, pay dividends as declared. The dividends of these shares are forfeitable. For the years ended December 31, 2012, 2013 and 2014, the Company paid no dividends on non-vested shares.
The Company expects that there will be no forfeitures of non-vested shares. The shares which are issued in accordance with the terms of the Company's equity incentive plans or awards remain restricted until they vest. For the years ended December 31, 2012, 2013 and 2014, the stock based compensation cost was $1,546, $1,488 and $5,834, respectively, and is included under "General and administrative expenses" in the accompanying consolidated statement of operations.
A summary of the status of the Company's non-vested shares as of December 31, 2012, 2013 and 2014, and the movement during these years, is presented below.

	Number of shares	Weighted Average Grant Date Fair Value

Unvested as at January 1, 2012	28,000	$36.75
Granted	90,667	13.50
Vested	(100,000)	15.67
Unvested as at December 31, 2012	18,667	$36.75

Unvested as at January 1, 2013	18,667	$36.75
Granted	279,333	6.43
Vested	(21,333)	19.71
Unvested as at December 31, 2013	276,667	$7.46

Unvested as at January 1, 2014	276,667	$7.46
Granted	586,009	10.85
Vested	(449,842)	8.94
Cancelation of shares due to termination agreement with former CEO	(18,667)	6.20
Unvested as at December 31, 2014	394,167	$10.86

As of December 31, 2014, there was $858 of total unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the Company's equity incentive plans or awards. The cost is expected to be recognized over a weighted-average period of 0.22 years. The total fair value of shares vested during the years ended December 31, 2012, 2013 and 2014 was $1,386, $136 and $5,773, respectively.